ISSACHAR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.1%
	AEROSPACE & DEFENSE - 5.9%
3,900	Hexcel Corporation	$ 287,625
10,700	Howmet Aerospace, Inc.	579,084
		866,709
	BIOTECH & PHARMA - 4.2%
4,700	Neurocrine Biosciences, Inc.(a)	619,272

	COMMERCIAL SUPPORT SERVICES - 1.1%
1,800	Brink's Company (The)	158,310

	CONSTRUCTION MATERIALS - 4.1%
1,200	Martin Marietta Materials, Inc.	598,692

	DIVERSIFIED INDUSTRIALS - 1.1%
1,300	ITT, Inc.	155,116

	ELECTRICAL EQUIPMENT - 3.2%
3,700	A O Smith Corporation	305,028
4,700	API Group Corporation(a)	162,620
		467,648
	ENGINEERING & CONSTRUCTION - 3.1%
1,400	Comfort Systems USA, Inc.	287,938
3,600	Limbach Holdings, Inc.(a)	163,692
		451,630
	FORESTRY, PAPER & WOOD PRODUCTS - 2.2%
3,900	Trex Company, Inc.(a)	322,881

	LEISURE FACILITIES & SERVICES - 3.1%
1,800	Wingstop, Inc.	461,844

	LEISURE PRODUCTS - 1.1%
600	Axon Enterprise, Inc.(a)	154,998

	MACHINERY - 6.0%
2,800	Curtiss-Wright Corporation	623,812

ISSACHAR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	MACHINERY - 6.0% (Continued)
600	Parker-Hannifin Corporation	$ 276,420
		900,232
	OIL & GAS SERVICES & EQUIPMENT - 2.1%
19,600	Archrock, Inc.	301,840

	SEMICONDUCTORS - 1.2%
2,300	ARM Holdings plc - ADR(a)	172,834

	SOFTWARE - 43.1%
18,300	ACI Worldwide, Inc.(a)	559,980
9,300	Cloudflare, Inc., Class A(a)	774,318
1,400	CyberArk Software Ltd.(a)	306,670
4,900	Datadog, Inc., Class A(a)	594,762
13,100	Dynatrace, Inc.(a)	716,439
1,300	MongoDB, Inc.(a)	531,505
7,100	PROS Holdings, Inc.(a)	275,409
14,700	Rapid7, Inc.(a)	839,370
6,100	Shopify, Inc., Class A(a)	475,190
3,500	Snowflake, Inc.(a)	696,500
10,900	UiPath, Inc., Class A(a)	270,756
1,400	Zscaler, Inc.(a)	310,184
		6,351,083
	TECHNOLOGY HARDWARE - 4.2%
2,600	Arista Networks, Inc.(a)	612,326

	TECHNOLOGY SERVICES - 5.9%
7,500	Shift4 Payments, Inc.(a)	557,550
17,900	StoneCompany Ltd.(a)	322,737
		880,287
	TRANSPORTATION & LOGISTICS - 5.5%
6,100	Ryanair Holdings plc - ADR(a)	813,496

ISSACHAR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	TRANSPORTATION EQUIPMENT - 1.0%
1,500	PACCAR, Inc.	$ 146,475

	TOTAL COMMON STOCKS (Cost $13,559,590)	14,435,673

	SHORT-TERM INVESTMENTS — 2.4%
	MONEY MARKET FUNDS - 2.4%
355,926	Fidelity Money Market Government Portfolio, Class I, 5.24% (Cost $355,926)(b)	355,926

	TOTAL INVESTMENTS - 100.5% (Cost $13,915,516)	$ 14,791,599
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(77,314)
	NET ASSETS - 100.0%	$ 14,714,285

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.